Average Annual Total Returns - Class A C I R T and W Shares - Voya Mid Cap Research Enhanced Index Fund	Class A 1 Yr		Class A 5 Yrs		Class A 10 Yrs		Class A Since Inception	Class A Inception Date		Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A S&P MidCap 400® Index 1 Yr		Class A S&P MidCap 400® Index 5 Yrs		Class A S&P MidCap 400® Index 10 Yrs		Class A S&P MidCap 400® Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C S&P MidCap 400® Index 1 Yr		Class C S&P MidCap 400® Index 5 Yrs		Class C S&P MidCap 400® Index 10 Yrs		Class C S&P MidCap 400® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P MidCap 400® Index 1 Yr		Class I S&P MidCap 400® Index 5 Yrs		Class I S&P MidCap 400® Index 10 Yrs		Class I S&P MidCap 400® Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P MidCap 400® Index 1 Yr		Class R S&P MidCap 400® Index 5 Yrs		Class R S&P MidCap 400® Index 10 Yrs		Class R S&P MidCap 400® Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W S&P MidCap 400® Index 1 Yr		Class W S&P MidCap 400® Index 5 Yrs		Class W S&P MidCap 400® Index 10 Yrs		Class W S&P MidCap 400® Index Since Inception
Total	19.30%	[1]	4.29%	[1]	9.83%	[1]	[1]	Feb. 03, 1998	[1]	19.07%	2.78%	8.15%		11.11%	3.00%	7.68%		26.20%	[2]	9.03%	[2]	12.72%	[2]	[2]	24.89%	5.01%	9.62%		Jun. 30, 1998	26.20%	[2]	9.03%	[2]	12.72%	[2]	[2]	26.87%	5.81%	10.46%		Feb. 03, 1998	26.20%	[2]	9.03%	[2]	12.72%	[2]	[2]	26.23%	5.28%	9.89%		Oct. 24, 2003	26.20%	[2]	9.03%	[2]	12.72%	[2]	[2]	26.89%	5.73%	10.36%		Aug. 05, 2011	26.20%	[2]	9.03%	[2]	12.72%	[2]	[2]

[1]	Return calculations with a starting date prior to November 15, 2012 are based on a 3.00% sales charge, while returns with a starting date on or after November 15, 2012 are based on a 5.75% sales charge.
[2]	The index returns do not reflect deductions for fees, expenses or taxes.